THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                                   November 30, 1999
-------------------------------------------------------------------------------------------------------

                                                                              Principal        Value
                                                                              ---------        -----
AGENCY OBLIGATIONS -- 72.17%
   Federal Home Loan Mortgage Corp., Pool #C32453, 7.50%, 11/01/29 ....       1,659,185    $  1,661,000
   Federal National Mortgage Association, Pool #381995  7.40%, 10/01/17       1,000,000         993,201
                                                                                           ------------
   Total Agency Obligations (Cost $2,679,693) .........................                       2,654,201
                                                                                           ------------
MUNICIPAL BONDS -- 24.64%

   Utica NY Urban Renewal Agency Note Series 1992-A  7.38%, 08/01/05 ..         225,000         226,809
   Utica NY Urban Renewal Agency Note Series 1992-A  7.72%, 08/01/09 ..         225,000         226,647
   Utica NY Urban Renewal Agency Note Series 1992-A  7.90%, 08/01/12 ..         450,000         452,668
                                                                                           ------------
   Total Municipal Bonds (Cost $915,464) ..............................                         906,124
                                                                                           ------------

REPURCHASE AGREEMENTS --1.43%
Merril Master Repo, 4.28%, dated 11/30/99, due 12/01/99, repurchase price $52,773 (collateralized by U.S. Treasury Note, 5.125%, 08/31/00,
market value $52,773) (Cost $52,767) ..................................          52,767          52,767
                                                                                           ------------

TOTAL INVESTMENTS (COST $3,647,924) -- 98.24% .........................                       3,613,092
OTHER ASSETS  IN EXCESS OF LIABILITIES -- 1.76% .......................                          64,805
                                                                                           ------------
NET ASSETS -- 100% ....................................................                    $  3,677,897
                                                                                           ============

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                November 30, 1999
--------------------------------------------------------------------------------

ASSETS:
      Investments, at market (identified cost $3,647,924)          $  3,613,092
      Receivables:
           Interest                                                      39,106
           Due from advisor                                              58,841
                                                                   ------------
                Total assets                                          3,711,039
                                                                   ------------
LIABILITIES:
      Payables:
           Accrued distribution fees                                      1,005
           Distributions payable                                         10,586
           Accrued expenses                                              21,551
                                                                   ------------
                           Total liabilities                             33,142
                                                                   ------------

NET ASSETS                                                         $  3,677,897
                                                                   ============

NET ASSETS CONSIST OF:
           Common stock                                            $  3,723,748
           Accumulated realized loss on investments                     (11,019)
           Net unrealized loss on investments                           (34,832)
                                                                   ------------

Net Assets (Unlimited shares of $0.001 par value
    authorized; 370,234 shares outstanding)                        $  3,677,897
                                                                   ============

Net Asset Value and offering price per share                       $       9.93
                                                                   ============

Redemption price per share (9.93 * .99)                            $       9.83
                                                                   ============

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
STATEMENT OF OPERATIONS (Unaudited)
FOR THE PERIOD ENDED NOVEMBER 30, 1999*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                     $     24,699
                                                                   ------------
           Total investment income                                       24,699
                                                                   ------------
EXPENSES:
      Investment advisory fees                                            2,430
      Accounting and administration fees                                 12,705
      Transfer agency fees                                                2,540
      Professional fees                                                   7,235
      Custodian fees                                                        763
      Trustee fees                                                       34,918
      Printing expense                                                    2,844
      Other                                                               1,270
      Distribution fees                                                   1,005
                                                                   ------------
      Total expenses before fee waivers                                  65,710
                                                                   ------------
           Fees waived and expenses reimbursed by Advisor               (61,271)
                                                                   ------------
           Total net expenses                                             4,439
                                                                   ------------

      Net investment income                                              20,260
                                                                   ------------

REALIZED GAIN ON INVESTMENTS:
      Net realized loss on investments                                  (11,019)
      Net change in unrealized depreciation on investments              (34,832)
                                                                   ------------
                                                                        (45,851)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    (25,591)
                                                                   ============


* The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                              For the Period
                                                                   Ended
                                                            November 30, 1999*
                                                            ------------------
INCREASE IN NET ASSETS
Operations:
     Net investment income                                     $     20,260
     Net realized loss on investments                               (11,019)
     Net change in unrealized depreciation on investments           (34,832)
                                                               ------------
Net decrease in net assets resulting from operations                (25,591)
                                                               ------------

Distributions to shareholders from:
     Net investment income                                          (20,260)
                                                               ------------


Increase in net assets from Fund share transactions(Note 2)       3,623,748
                                                               ------------

Increase in net assets                                            3,598,157

NET ASSETS:
     Beginning of period                                            100,000
                                                               ------------
     End of period                                             $  3,677,897
                                                               ============

* The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
Per Share Data (For a Share Outstanding
from August 30, 1999 through November 30, 1999)
--------------------------------------------------------------------------------
                                                               For the Period
                                                                    Ended
                                                              November 30, 1999*
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      10.00
                                                                ------------

INVESTMENT OPERATIONS:
     Net investment income                                              0.05
     Net realized and unrealized loss on
        investments                                                    (0.07)
                                                                ------------
          Total from investment operations                             (0.02)
                                                                ------------
Distributions:
     From net investment income                                        (0.05)

NET ASSET VALUE, END OF PERIOD                                  $       9.93
                                                                ============

TOTAL RETURN                                                          (0.15%)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                       $      3,678
     Ratio of expenses to average net assets:
          Before expense reimbursement                                15.83% 1
          After expense reimbursement                                  1.00% 1
     Ratio of net investment income (loss)
        to average net assets:
          Before expense reimbursement                                (8.86%)1
          After expense reimbursement                                  5.98% 1
     Portfolio turnover rate                                         123.01%

* The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end, management investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc.,(the "Advisor"). The Fund commenced investment operations on August 30, 1999.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by CRAFund Advisors, Inc.(the "Advisor"). Accordingly, no organizational costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, listed securities in which there were no sales, or securities traded over-the-counter, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations having a maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. Discounts and premiums on debt securities are amortized to income over their prospective lives.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distribution are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund for the period ended November 30, 1999 were as follows:

                                                 SHARES       AMOUNT
          Shares sold .....................     359,260     $3,623,748
          Redeemed ........................         974          9,673
                                                -------     ----------
          Net Increase ....................     360,234     $3,623,748
                                                =======     ==========

NOTE 3 - INVESTMENT TRANSACTIONS
The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the period ended November 30, 1999, were as follows:

          Purchases:
               U.S. Government ...................          $        0
               Other .............................           5,622,238
          Sales:
               U.S. Government ...................                   0
               Other .............................           2,015,836

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS (CONTINUED)

     At November 30, 1999, gross unrealized depreciation of investments for tax purposes were as follows:

          Appreciation ..............................        $      0
          Depreciation ..............................         (34,832)
                                                             --------

          Net depreciation on investments ...........        $(34,832)
                                                             ========

NOTE 4 - ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc. (the "Advisor"), a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the period ended November 30, 1999, the Advisor voluntarily waived their advisory fees which amounted to $2,430.

     For the period ended November 30, 1999 the Advisor voluntarily agreed to reimburse the Fund to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the period ended November 30,1999, the Fund incurred $58,841 of expenses reimbursable by the Advisor.

     The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse SunCoast Capital Group, Ltd., (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended November 30, 1999, the Fund reimbursed the Distributor $1,005 for distribution costs incurred.

     Certain trustees and officers of the Fund are affiliated with the Advisor.